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                       Securities and Exchange Commission
                             Washington, D.C. 20549
                                   FORM N-SAR
                               Semi-Annual Report
                       For Registered Investment Companies




Report for fiscal year ending:  12/31/00

Is this a transition report? (Y/N)  No

Is this an amendment to a previous filing? (Y/N)  No


1.       A.  Registrant Name:  Corporate Investment Trust Fund

         B.  File Number:  811-2321

         C.  Telephone Number:  (212) 778-6165


2.       A.  One New York Plaza
             New York, NY 10292-2014


3.       Is this the first filing on this form? (Y/N)

                  No

4.       Is this the last filing on this form by Registrant? (Y/N)

                  No

5. Is Registrant a small business investment company (SBIC)? (Y/N) [If answer is "Y" (Yes) complete only items 89 through 110.]

                  No

6.       Is Registrant a unit investment trust (UIT)? (Y/N)
         [If answer is "Y" (Yes) complete only items 111 through 132.]

                  Yes

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For period ending:  12/31/00

File number:  811-2321



113.     A.  Trustee Name:  The Chase Manhattan Bank

         B.  City:  New York     State:  NY      Zip Code:  10017-2070



118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933.


         0

119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period.


         0

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted).

         $ 0

121. State the number of series for which a current prospectus was in existence at the end of the period.

         0

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period.


         0

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For period ending:  12/31/00

File number:  811-2321



123.  State the total value of the additional units considered in answering item 122 ($000's).

         $ 0

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted).

         $ 0

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant (000's omitted).

         $ 0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted).

         $ 0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                        Number of             Total Assets        Total Income
                         Series                ($000's             Distributions
                        Investing              omitted)         ($000's omitted)


A. U.S. Treasury
   direct issue


B. U.S. Government
   agency


C. State and municipal
   tax-free


D. Public utility debt


E. Brokers or dealers
   debt or debt of
   brokers' or dealers'
   parent

F. All other corporate
   intermed. & long-term
   debt

G. All other corporate
   short-term debt


H. Equity securities of
   brokers or dealers or
   parents of brokers or
   dealers

I. Investment company
   equity securities


J. All other equity
   securities

K. Other securities
   -Treas & MF

L. Total assets of all
   series of registrant     0                  $ 0                        $ 0




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For period ending:  12/31/00

File number:   811-2321



128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) [If answer is "N" (No), go to item 131.]

         No

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
         [If answer is "N" (No), go to item 131.]



130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)



131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted).

         $ 0

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-2321






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                                SIGNATURES

This report is signed on behalf of the Registrant (or Depositor or Trustee) in the City of New York and State of New York on the 27th day of February, 2001.

                                         Corporate Investment Trust Fund
                                         (Registrant)

                                        By:     Kenneth Swankie
                                        Name:   Kenneth Swankie
                                        Title:  Senior Vice President

Witness: Richard R. Hoffmann
Name:    Richard R. Hoffmann
Title:   First Vice President